INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2024	1,026	193	4	42	5	349	1,619

Additions	35	52	—	2	81	—	170
Disposals	—	(4)	—	—	(1)	—	(5)
Amortization charge for the year	(125)	(63)	(2)	(6)	(3)	—	(199)
Divestment and reclassification as held for sale	(4)	(8)	—	—	—	—	(12)
Transfer and reclassification	—	58	—	—	(60)	6	4
Translation adjustment	(29)	(18)	(1)	(2)	—	(17)	(67)

As of December 31, 2024	903	210	1	36	22	338	1,510

Acquisitions	—	8	18	32	—	116	174
Additions	1	125	—	—	23	—	149
Disposals	—	(1)	—	—	—	—	(1)
Amortization charge for the year	(132)	(79)	(2)	(6)	(5)	—	(224)
Divestment and reclassification as held for sale *	—	—	—	—	—	(58)	(58)
Transfer and reclassification	(2)	22	1	—	(17)	—	4
Translation adjustment	(9)	1	—	(1)	1	3	(5)

As of December 31, 2025	761	286	18	61	24	399	1,549
Cost	1,851	783	174	279	41	1,122	4,250
Accumulated amortization and impairment	(1,090)	(497)	(156)	(218)	(17)	(723)	(2,701)

* This relates to the sale of Deodar as explained in Note 11—Significant transactions.
During 2025 and 2024, there were no material changes in estimates related to intangible assets.
Intangible assets include assets in use in the amount of nil (2024: US$17), which were not yet paid for as of year-end.
GOODWILL
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU*	December 31, 2025	Translation and other adjustment	Acquisitions ***	Divestments ***	December 31, 2024

Pakistan	123	(2)	—	(58)	183
Kazakhstan	117	5	—	—	112
Ukraine	19	(2)	7	—	14
Uzbekistan	31	2	—	—	29
Uklon **	109	—	109	—	—

Total	399	3	116	(58)	338
* There is no goodwill allocated to the Bangladesh CGU.
** Uklon, acquired in Q2 2025 has been identified as a separate CGU within the Ukraine operating segment.
*** For acquisitions and divestments, refer to Note 11—Significant transactions for further details.

CGU*	December 31, 2024	Translation adjustment	Transfer and reclassification	December 31, 2023

Pakistan	183	4	—	179
Kazakhstan	112	(17)	—	129
Ukraine	14	(2)	6	10
Uzbekistan	29	(2)	—	31

Total	338	(17)	6	349
* There is no goodwill allocated to the Bangladesh or Kyrgyzstan CGUs.
COMMITMENTS
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2025	2024

Less than 1 year	19	15
Between 1 and 5 years	7	—

Total commitments	26	15
ACCOUNTING POLICIES
Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3—20 years
Software	3—10 years
Brands and trademarks	3—15 years
Customer relationships	10—21 years
Other intangible assets	4—10 years
Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired. See Note 13—Impairment of assets of these consolidated financial statements for further details.
SOURCE OF ESTIMATION UNCERTAINTY
Refer also to Note 14—Property and equipment of these consolidated financial statements for further details regarding source of estimation uncertainty.
Depreciation and amortization of non-current assets
Estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license or concession period and the expected developments in technology and markets.
The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.